Property and equipment net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Subtotal	$ 94,925	$ 97,491
Accumulated depreciation	(46,437)	(55,198)
Total	48,488	42,293
Machinery and equipment
Subtotal	93,093	94,388
Transportation equipment.
Subtotal	38	39
Office equipment
Subtotal	$ 1,794	$ 3,064